Provisions - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 28, 2024
Provisions
Balance at beginning of year	$ 193	$ 3
Additions	48	210
Use	(41)	(11)
Reversals	60	3
Revaluations		20
Interest effect and other	6	14
Balance at end of year	146	193	$ 3
Current	7	2
Non-current	139	191
Changes in business combination-related provisions	(60)	(20)	0
Subordinate voting shares
Provisions
Subordinate voting shares				1
Employee related
Provisions
Balance at beginning of year	1	0
Additions	31	14
Use	(26)	(11)
Reversals	0	2
Revaluations		0
Interest effect and other	0	0
Balance at end of year	6	1	0
Current	5	1
Non-current	1	0
Written put options
Provisions
Balance at beginning of year	188	0
Additions	0	194
Use	0	0
Reversals	60	0
Revaluations		20
Interest effect and other	6	14
Balance at end of year	134	188	0
Current	0	0
Non-current	134	188
Changes in business combination-related provisions	60	(20)
Other
Provisions
Balance at beginning of year	4	3
Additions	17	2
Use	(15)	0
Reversals	0	1
Revaluations		0
Interest effect and other	0	0
Balance at end of year	6	4	$ 3
Current	2	1
Non-current	$ 4	$ 3